Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 886.8	$ 515.0
Total cash and cash equivalents	$ 886.8	$ 515.0	$ 219.7	$ 393.8